Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets, Net [Abstract]
Prepayments and other assets, net
7.	Prepayments and other assets, net

		As of December 31,
		2022	2023
		RMB	RMB
Loans receivable, net	(1)	25,988	8,877
Security deposits with real estate developers, net	(2)	66,978	19,345
Rental and other deposits, net	(3)	5,672	3,836
Other receivables		93,358	94,667
Prepayments and other assets, net		191,996	126,725
Current Portion		191,996	126,725
Total prepayments and other assets, net		191,996	126,725

(1) Loans receivable, net

	As of December 31,
	2022	2023
	RMB	RMB
Secured loans	12,070	6,719
Unsecured loans	21,562	6,924
	33,632	13,643
Less: allowance for doubtful loans	(7,644)	(4,766)
Loans receivable, net	25,988	8,877
Current Portion	25,988	8,877
Total loans	25,988	8,877

As of December 31, 2022 and 2023, loans receivable are primarily personal loans made to home purchasers, home owners, Registered Agents and the Group’s employees. These loans have an original term from 30 days to 3 years and carry interest rates between 4.4%~13.2% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the homeowners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the homeowners upon the end of the arrangement on December 25, 2018. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the homeowners. These loans have been recorded in secured loans receivable of RMB12,070 and RMB6,719 on the consolidated balance sheet as of December 31, 2022 and 2023, with an allowance for doubtful loans of RMB5,347 and RMB3,268, respectively.

In June 2021, the Group lent aggregately RMB45,000 to certain real estate agent companies in Shenzhen, Suzhou and Shanghai at annual interest rate of 6.48% with repayment terms of 12 months. As of December 31, 2021, the Group determined the remaining balance of the loans of RMB25,000 was not recoverable and full provision of allowance for doubtful accounts was made. As of December 31, 2022, the remaining balance of the loans was fully collected and the Group reversed the previous provision of allowance for doubtful accounts of RMB25,000.

The following table sets forth the movement in the allowance for doubtful loans for the years ended December 31, 2021, 2022 and 2023:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	4,997	31,694	7,644
Provision (reversal) for the year	26,697	(20,179)	1,702
Written-offs	—	(3,871)	(4,580)
Balance at the end of the year	31,694	7,644	4,766

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2022 and 2023.

	As of December 31,
	2022	2023
	RMB	RMB
1-29 days past Due	3,000	2,847
30-89 days past Due	200	—
Over 90 days past Due	20,828	10,796
Total past Due	24,028	13,643
Current	9,604	—
Total loans	33,632	13,643

(2) Security deposits with real estate developers, net

	As of December 31,
	2022	2023
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	98,066	90,623
- With Sales Commitment Arrangement	40,085	—
	138,151	90,623
Less: Allowance for doubtful accounts	(71,173)	(71,278)
Security deposits with real estate developers, net	66,978	19,345

An allowance for doubtful accounts of RMB71,173 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable during the year ended December 31, 2022.

An allowance for doubtful accounts of RMB71,278 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable during the year ended December 31, 2023.

The following table sets forth the movement in the allowance for doubtful security deposits with real estate developers for the years ended December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	60,975	71,173
Provision for the year	10,380	105
Written-offs	(182)	—
Balance at the end of the year	71,173	71,278

(3) Rental and other deposits, net

	As of December 31,
	2022	2023
	RMB	RMB
Rental and other deposits	9,656	7,795
Less: Allowance for doubtful accounts	(3,984)	(3,959)
Rental and other deposits, net	5,672	3,836

As of December 31, 2023, an allowance of doubtful accounts of RMB3,959 (2022: RMB3,984) was mainly recognized against rental and other deposits subsequent to cease of Yuancui business.

The following table sets forth the movement in the allowance for doubtful rental and other deposits for the years ended December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	12,395	3,984
Written-offs	(8,411)	(25)
Balance at the end of the year	3,984	3,959

(4) Other receivables

The following table sets forth the movement in the allowance for other receivables for the years ended December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	—	—
Provision for the year	—	142,060
Written-offs	—	(142,060)
Balance at the end of the year	—	—